Consolidated Statements Of Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0
Common stock, shares authorized	500,000,000
Common stock, shares issued	210,538,896	210,216,043	209,867,426	209,529,412
Common stock, shares outstanding	210,538,896	210,216,043	209,867,426	209,529,412
Class A Shares Of Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0	$ 0		$ 0
Common stock, shares authorized	420,000,000	420,000,000
Common stock, shares issued	130,538,896	130,216,043	129,867,426	129,529,412
Common stock, shares outstanding	130,538,896	130,216,043	129,867,426	129,529,412
Class B Shares Of Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000	80,000,000